Derivative liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities
10.	Derivative liabilities

During June 2019, the Company entered into a private placement financing by issuing approximately $14,671,000 senior secured convertible debentures (see “Note 11 - Convertible Debentures”) and 14,671 share purchase warrants that contain a non-fixed conversion ratio into the Company’s shares and exercise price, respectively. During September 2022, 75% of the senior secured convertible debentures balance was modified such that that the conversion price into the Company’s common stock was denominated in a currency other than the Company’s functional currency. As a result, the conversion options did not have a fixed conversion rate.

In accordance with ASC 825, Financial Instruments, a contract to issue a variable number of equity shares fails to meet the definition of equity. Accordingly, such a contract or instrument would be accounted for as a derivative liability and measured at fair value with changes in fair value recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss at each period-end.

During the nine months ended September 30, 2025 and the year ended December 31, 2024, the Company has issued 8,603,800 and 35,751,969, respectively, additional warrants that contain a non-fixed conversion ratio in that the conversion price into the Company’s stock was denominated in a currency other than the Company’s functional currency.

The Company used Monte Carlo to estimate the fair value of the derivative liabilities for the senior secured convertible debentures. The Company used the Black-Scholes model to estimate the fair value of the derivative liabilities for the warrants. The Monte Carlo and Black-Scholes pricing models use Level 3 inputs in their valuation models.

The following assumptions were used by management to determine the fair value of the derivative liabilities as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024

Expected stock price volatility	45.32% - 242.68%	104.62% - 186.74%
Risk-free annual interest rate	3.68% - 4.41%	3.99% - 5.42%
Expected life (years)	0.03 – 3.15	0.28 – 3.39
Share price	$ 0.10 - $0.23	$ 0.07 - $0.21

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of the derivative liabilities is as follows for the nine months ended September 30, 2025 and the year ended December 31, 2024:

	September 30, 2025	December 31, 2024
Balance as of beginning of period	$9,007,907	$1,094,316
Change in fair value	(2,134,953)	6,113,485
Loss from extinguished liability	-	2,895,140
Conversion to common stock and warrants	-	(3,149,687)
Initial recognition of debenture warrants	-	824,427
Initial recognition of new warrants	1,108,817	1,230,226
Balance as of end of the period	7,981,771	9,007,907
Less: Derivative liabilities, short term	-	-
Derivative liabilities, long term	$7,981,771	$9,007,907

13.	Derivative liabilities

During June 2019, the Company entered into a private placement financing by issuing approximately $14,671,000 senior secured convertible debentures (see “Note 15 - Convertible Debentures”) and 14,671 share purchase warrants that contain a non-fixed conversion ratio into the Company’s shares and exercise price, respectively. During September 2022, 75% of the senior secured convertible debentures balance was modified such that that the conversion price into the Company’s common stock was denominated in a currency other than the Company’s functional currency. As a result, the conversion options did not have a fixed conversion rate.

In accordance with ASC 825, Financial Instruments, a contract to issue a variable number of equity shares fails to meet the definition of equity. Accordingly, such a contract or instrument would be accounted for as a derivative liability and measured at fair value with changes in fair value recognized in the Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) at each period-end.

During the year ended December 31, 2024 and 2023, the Company has issued additional warrants that contain a non-fixed conversion ratio in that the conversion price into the Company’s stock was denominated in a currency other than the Company’s functional currency.

The Company used Monte Carlo to estimate the fair value of the derivative liabilities for the senior secured convertible debentures. The Company used the Black-Scholes model to estimate the fair value of the derivative liabilities for the warrants. The Monte Carlo and Black-Scholes pricing models use Level 3 inputs in their valuation models.

The following assumptions were used by management to determine the fair value of the derivative liabilities as of December 31, 2024 and 2023:

	2024	2023

Expected stock price volatility	104.62% - 186.74%	60.00%
Risk-free annual interest rate	3.99% - 5.42%	4.38%
Expected life (years)	0.28 – 3.39	1.44
Share price	$0.07 - $0.21	$0.33

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of the derivative liabilities is as follows for the years ended December 31, 2024 and 2023:

	2024	2023
Balance as of beginning of period	$1,094,316	$1,555,037
Change in fair value	6,113,485	(399,066)
Loss from extinguished liability	2,895,140	-
Conversion to common stock and warrants	(3,149,687)	-
Initial recognition of debenture warrants	824,427	-
Initial recognition of new warrants	1,230,226	-
Extinguishment of conversion option	-	(61,655)
Balance as of end of the period	9,007,907	1,094,316
Less: Derivative liabilities, short term	-	-
Derivative liabilities, long term	$9,007,907	$1,094,316